Accrued expenses, deferred revenue and other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Non-current liabilities
Deferred revenue	€ 615		€ 770
Salaries, wages and social charges	45		54
Other non-current liabilities	52		28
Total accruals and deferred income classified as non-current	712		852
Current liabilities
Deferred revenue	155		155
Salaries, wages and social charges	1,236		1,426
VAT and other indirect taxes	359		387
Discount accruals	385		604
Accrued expenses related to customer projects	496		617
Other current liabilities	692		751
Total accruals and deferred income classified as current	€ 3,323	€ 3,912	€ 3,940